Stock-based compensation - Restricted share unit plan (Details) - Restricted share units (RSUs) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Liability classified restricted share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant	2 years
Award vesting period	3 years
Equity classified restricted share unit plan
Number of units
Beginning balance (in shares)	1,189,933	1,123,975
Granted (in shares)	266,196	355,292
Vested (in shares)	(487,376)	(259,860)
Forfeited (in shares)	(20,660)	(29,474)
Ending balance (in shares)	948,093	1,189,933
Weighted average exercise price $ per share
Outstanding, beginning of period (CAD per unit)	$ 4.22	$ 4.20
Granted, Weighted average exercise price (CAD per unit)	8.02	6.02
Vested, Weighted average exercise price (CAD per unit)	3.01	6.24
Forfeited, Weighted average exercise price (CAD per unit)	5.45	4.00
Outstanding, end of period (CAD per unit)	$ 8.98	$ 4.22
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements	$ 2,754	$ 2,199
Period for award recognition	1 year 3 months 18 days	1 year 3 months 18 days